Financial risk management objectives and policies - Schedule of Aging of Trade Receivables (Details) - CAD ($) $ in Millions	Mar. 31, 2024	Apr. 02, 2023
Trade And Other Current Receivables [Line Items]
Trade accounts receivable	$ 57.1	$ 30.4
Credit card receivables	3.7	2.5
Other receivables	12.3	19.5
Current receivables	73.1	52.4
Credit risk | Carrying value
Trade And Other Current Receivables [Line Items]
Trade accounts receivable	57.1	30.4
Credit card receivables	3.7	2.5
Other receivables	12.3	19.5
Current receivables	73.1	52.4
Credit risk | Current | Carrying value
Trade And Other Current Receivables [Line Items]
Trade accounts receivable	33.5	22.2
Credit card receivables	3.7	2.5
Other receivables	11.8	18.9
Current receivables	49.0	43.6
Credit risk | Less than 30 days | Carrying value
Trade And Other Current Receivables [Line Items]
Trade accounts receivable	10.0	4.4
Credit card receivables	0.0	0.0
Other receivables	0.3	0.5
Current receivables	10.3	4.9
Credit risk | 31-60 days | Carrying value
Trade And Other Current Receivables [Line Items]
Trade accounts receivable	5.1	1.1
Credit card receivables	0.0	0.0
Other receivables	0.0	0.0
Current receivables	5.1	1.1
Credit risk | > 61 days | Carrying value
Trade And Other Current Receivables [Line Items]
Trade accounts receivable	8.5	2.7
Credit card receivables	0.0	0.0
Other receivables	0.2	0.1
Current receivables	$ 8.7	$ 2.8